Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Loss before provision for income taxes	$ (19,202)	$ (5,198)	$ (81,507)	$ (20,925)
Valuation allowance			35,476	15,151
Change in valuation allowance			20,300	5,300
Research and development credit carryforward			2,486	1,939
Unrecognized tax benefits			2,634	2,054	$ 1,388
Net operating loss carryforwards			22,393	12,838
Provision for income taxes	$ 0	$ 0	1	1
Federal [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss			90,100	51,200		$ 5,900
Research and development credit carryforward			3,900	3,000
Unrecognized tax benefits			1,900
State [Member]
Operating Loss Carryforwards [Line Items]
State net operating losses			89,100	53,600
Utah [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss			88,800	53,500
Research and development credit carryforward			1,400	1,100
Unrecognized tax benefits			700	$ 600
Net operating loss carryforwards			88,800
Deferred tax assets, operating loss, carried forward indefinitely			$ 82,500